MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise North American Pipeline Fund - TPYP
Tortoise Global Water ESG Fund - TBLU
Tortoise Digital Payments Infrastructure Fund - TPAY
(together, the “Funds”)

Supplement dated June 30, 2020, to the Prospectus dated March 30, 2020, as amended
______________________________________________________________________________________________________

Effective immediately, Habib Moudachirou and Denise Krisko are no longer serving as Portfolio Managers of the Tortoise North American Pipeline Fund, Tortoise Global Water ESG Fund, and Tortoise Digital Payments Infrastructure Fund. All references to Mr. Moudachirou and Ms. Krisko are hereby deleted from the Prospectus. Austin Wen continues to serve as a Portfolio Manager for each Fund.

Effective immediately, Rafael Zayas has been added as a Portfolio Manager of the Funds.

Additionally, the Portfolio Manager disclosure on page 54 of the Prospectus is supplemented with the following:

Portfolio Managers
Rafael Zayas, CFA, is a Portfolio Manager for VIA and has over 15 years of investment management experience. Mr. Zayas became SVP, Head of Portfolio Management and Trading ETF at VIA in June 2020. From 2017 to 2020, he was Senior Portfolio Manager - International Equity at VIA and his investment management experience includes managing international equity portfolios, including in emerging and frontier markets. Prior to joining VIA, he was a Portfolio Manager - Direct Investments for seven years at Russell Investments, a global asset manager, where he co-managed more than $4 billion in quantitative strategies across global markets, including the Russell Strategic Call Overwriting Fund, a mutual fund. Mr. Zayas also helped Russell Investments launch its sponsored ETF initiative and advised on index methodologies. Prior to joining Russell Investments, Mr. Zayas was a Portfolio Manager - Equity Indexing at Mellon Capital Management, where he managed assets for internationally listed global equity ETFs. Mr. Zayas graduated with a B.S. in Electrical Engineering from Cornell University and obtained a Certificate in Computational Finance and Risk Management from the University of Washington. He also attained the Chartered Financial Analyst designation in 2010.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds are available in the SAI.
______________________________________________________________________________________________________
This supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise North American Pipeline Fund - TPYP
Tortoise Global Water ESG Fund - TBLU
Tortoise Digital Payments Infrastructure Fund - TPAY
(together, the “Funds”)

Supplement dated June 30, 2020, to the Statement of Additional Information dated March 30, 2020, as amended
______________________________________________________________________________________________________

Effective immediately, Habib Moudachirou and Denise Krisko are no longer serving as Portfolio Managers of the Tortoise North American Pipeline Fund, Tortoise Global Water ESG Fund, and Tortoise Digital Payments Infrastructure Fund. All references to Mr. Moudachirou and Ms. Krisko are hereby deleted from the Statement of Additional Information.

Effective immediately, Rafael Zayas has been added as a Portfolio Manager of the Funds.

The Portfolio Manager disclosure starting on page 45 of the Statement of Additional Information is hereby supplemented with the following:

The following table provides information regarding other accounts managed by the Portfolio Manager, excluding the Funds, including information regarding the number of managed accounts that pay a performance fee, as of December 31, 2019.

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts (in millions)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Rafael Zayas
	Registered investment companies	8	$1,479.6	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0

As of June 26, 2020, Rafael Zayas did not own any shares of the Funds.

______________________________________________________________________________________________________
This supplement should be retained with your Statement of Additional Information for future reference.